Share option scheme and restricted stock units - Disclosure of share-based payment expense (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 202	£ 3,100	£ 533	£ 4,263
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	91	638	242	916
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 111	£ 2,462	£ 291	£ 3,347